UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Pharo Management LLC
Address:       1370 Avenue of the Americas, Suite 2603
               New York, New York 10019

Form 13F File Number: 28-13630

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeff Hanlon
Title:         Chief Financial Officer
Phone:         (212) 641-8686

Signature, Place, and Date of Signing:

 /s/ Jeff Hanlon                New York, New York                  12/15/09
-----------------               ------------------                 ---------
  [Signature]                     [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                             TITLE                    VALUE        SHRS OR      SH/  PUT/ INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER               OF CLASS       CUSIP     (x$1000)     PRN AMT      PRN  CALL DISCRETION MANAGER  SOLE       SHARED NONE
---------------------------- -------------- --------- ----------   ------------ --------- ---------- -------- ---------- ------ ----
BARCLAYS BK PLC              DJAIG CMDTY 36 06738C778       8,129     1,400,000      SH        OTHER 01,02,03 1,400,000
GENERAL ELECTRIC CO          COM            369604103       1,050        30,000      PUT       OTHER 01,02,03    30,000
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG 71654V101         200         1,800      PUT       OTHER 01,02,03     1,800
SPDR TR                      UNIT SER 1     78462F103         260           250      SH        OTHER 01,02,03       250
SPDR TR                      UNIT SER 1     78462F103       4,934           625      PUT       OTHER 01,02,03       625

                                          5                14,572


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3
Form 13F Information Table Entry Total:          5
Form 13F Information Table Value Total:          14,572
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number       CIK Number      Name
01        28-13631                   0001478023      Pharo Management UK LLP

02        28-13633                   0001478033      Pharo Advisors UK Ltd.

03        28-13632                   0001478100      Pharo Global Advisors Ltd.